NATURE OF ORGANIZATION	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF ORGANIZATION

NOTE 1 - NATURE OF ORGANIZATION

Safe Pro Group. Inc. (the “Company”) is a Delaware corporation organized on December 15, 2021, under the name of Cybernate Corp and started doing business on January 1, 2022. On July 13, 2022, the Company changed its name from Cybernate Corp. to Safe Pro Group Inc. Through a layered approach to the development and integration of advanced artificial intelligence and machine learning, drone-based remote sensing technologies and services, and personal protective gear, the Company has acquired companies with unique safety and security technologies and solutions that can provide governments, enterprises and non-government organizations with innovative solutions designed to respond to evolving threats.

On June 7, 2022 and amended on October 27, 2022, May 12, 2022, August 15, 2023, August 26, 2023 and April 11, 2024, the Company entered into a Share Exchange Agreement (the “Exchange Agreement”) with (i) Safe-Pro USA LLC. (“Safe-Pro USA”), a Florida limited liability company organized on November 19, 2008, (ii) the members of Safe-Pro USA (the “Safe-Pro USA Members”), and (iii) the Representative of the Safe-Pro USA Members. Pursuant to the Exchange Agreement, the Company acquired 100% of the Safe-Pro USA Members units, representing 100% of Safe-Pro USA’s issued and outstanding member interests (the “Safe Pro USA Member Interests”). On June 7, 2022, the Company closed the Exchange Agreement and acquired 100% of the Safe-Pro USA Member Interests. The Safe-Pro USA Member Interests were exchanged for 3,000,000 shares of the Company’s Series A preferred stock. Safe-Pro USA is a premier manufacturer and seller of high-performance ballistics solutions, including ballistic protective equipment, consisting of explosive ordinance disposal and unexploded ordinance disposal products, ballistic vests, body armor, helmets, ballistic blankets, and more.

On August 29, 2022, the Company entered into an Acquisition Agreement (the “Acquisition Agreement”) with (i) Airborne Response Corp. (“Airborne Response”), a company incorporated under the laws of the State of Florida on September 7, 2016 under the name of Airborne Response, LLC. and (ii) the shareholders of Airborne Response. On March 21, 2022, Airborne Response LLC changed its name to Airborne Response Corp. and converted from a limited liability company to a corporation. Pursuant to the Acquisition Agreement, the Company acquired 100% of the issued and outstanding shares of Airborne Response in exchange for 3,275,000 Series B preferred stock of the Company. Airborne Response is a provider of mission critical aerial intelligence solutions using uncrewed aircraft systems (UAS), more commonly known as “drones,” to its customers. Airborne Response delivers a full range of drone-based, aerial services including site surveys/mapping, infrastructure inspection, data capture, analytics and processing powered by machine learning and artificial intelligence (AI) to provide customers with comprehensive data-driven insights and reporting.

On March 9, 2023 (the “Closing Date”), the Company entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with (i) Safe Pro AI LLC (“Safe Pro AI”), organized under the state of New York on February 22, 2021, under the name of Demining Development LLC. and (ii) the members of Safe Pro AI. Pursuant to the Share Exchange Agreement, the Company acquired 100% of the member interests of Safe Pro AI in exchange for 281,250 shares of the Company’s common stock, which 70,312 shares vested on September 9, 2023 and remaining shares were to vest as follows: 70,314 shares twelve-month anniversary of the Closing Date, 70,312 on the eighteen-month anniversary of the Closing Date, and 70,312 on the twenty-four-month anniversary of the Closing Date. On December 31, 2023, the Company’s board of directors approved the vesting of the remaining 210,938 shares. Safe Pro AI owns certain software technologies that enable the rapid, automated processing of aerial and ground-based imagery making it an ideal solution for a number of applications including demining and in law enforcement and security. These shares were valued at $545,625, or $1.94 per share, on the measurement date based on recent sales of units of common stock and warrants. Other than owning certain technologies, Safe Pro AI had no operations and no employees and was not considered a business. Pursuant to ASU 2017-01 and ASC 805, the Company analyzed the Exchange Agreement and the business of Safe Pro AI to determine if the Company acquired a business or acquired assets. Based on this analysis, it was determined that the Company acquired assets. No goodwill was recorded since the Exchange Agreement was accounted for as an asset purchase. In accordance with ASC 805, the fair value of the assets acquired is based on either the fair value of the consideration given or the fair value of the assets acquired, whichever is more clearly evident, and thus, more reliably measurable. The Company used the fair value of the 281,250 shares of common stock issued of $545,625 as the fair value of the assets acquired since this value was more clearly evident, and thus, more reliably measurable than the fair value of the software technologies acquired.

SAFE PRO GROUP INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023